Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - BigToken Inc [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts payable, trade	$ 659,000	$ 911,000	$ 584,000
Accrued expenses	19,000	20,000
Accrued bonus	6,000	3,000	26,000
Accrued commissions	88,000	125,000	79,000
Other accruals	83,000	166,000
Accounts payable and accrued liabilities	$ 855,000	$ 1,225,000	$ 689,000